RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Related Party Amounts Included in Balance Sheets

As at	December 31, 2018	December 31, 2017
Due from related parties
Accounts receivable (a)	$60.8	$0.8
Long-term investments and other assets (b)	45.0	75.0
	$105.8	$75.8
Due to related parties
Accounts payable (c)	6.3	3.2
Risk management liabilities - current (d)	0.9	—
	$7.2	$3.2
(a)	Receivables from joint ventures and ACI.
(b)

AltaGas has provided a $100.0 million interest bearing secured loan facility to Petrogas of which $50.0 million is committed. The facility is available for Petrogas to draw upon from time to time for general corporate purposes. The facility is subject to annual renewal and has a maturity date of June 27, 2021. As at December 31, 2018, Petrogas had drawn $45.0 million (December 31, 2017 - $75.0 million) under the facility.

(c)	Payables to ACI and a joint venture.
(d)	Foreign exchange hedge with ACI.

Schedule of Related Party Transactions

Year ended December 31	2018	2017
Revenue (a)	$68.4	$15.0
Cost of sales (b)	$(4.2)	$(6.5)
Operating and administrative expenses (c)	$1.3	$—
Other income (d)	$9.2	$4.4
(a)

In the ordinary course of business, AltaGas sold natural gas and natural gas liquids to a joint venture and ACI.  In addition, subsequent to the IPO of ACI, AltaGas is providing certain day-to-day services to ACI under a Transition Services Agreement on a cost recovery basis. The Transition Services Agreement will operate until June 30, 2020, subject to earlier termination in certain circumstances, and is extendable by mutual agreement of the parties. Revenue also includes an unrealized loss on a foreign exchange hedge with ACI of $0.2 million in 2018 (2017 - $nil).

(b)	In the ordinary course of business, AltaGas obtained natural gas storage services from a joint venture as well as incurred costs related to the sale of natural gas liquids to affiliates.
(c)	Administrative costs recovered from joint ventures. In 2017, amount was offset by the expense associated with the forgiveness of a loan to an executive.
(d)

Interest income from loans to Petrogas (secured loan facility) and loans to ACI. Subsequent to the IPO of ACI, AltaGas provided certain loans to ACI for a portion of the year. Loans to ACI were fully repaid by December 31, 2018.